Short-Term Debt	12 Months Ended
Dec. 31, 2019
22. Short-Term Debt
Short-Term Debt

22. SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:

millions of Canadian dollars	2019	Weighted average interest rate	2018	Weighted average interest rate
TECO Finance
Advances on revolving credit and term facilities	$656	2.39%	$805	3.43%
Tampa Electric Company ("TEC")
Advances on accounts receivable and revolving credit facilities	452	2.56%	302	3.10%
Emera Inc.
Non-revolving term facility	399	2.69%
Bank indebtedness	6	-%	-	-%
GBPC
Advances on revolving credit facilities	10	5.25%	-	-%
NMGC
Advances on revolving credit facilities	8	2.70%	79	3.40%
NSPI
Bank indebtedness	6	-%	-	-%
Short-term debt	$1,537		$1,186

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2019	2018
TECO Energy/TECO Finance - term credit facility	2020	$649	$682
TECO Energy/TECO Finance - revolving credit facility	2022	520	546
Tampa Electric Company - revolving credit facility	2022	520	443
Emera Inc. - non-revolving term facility	2020	400	-
Tampa Electric Company - accounts receivable revolving credit facility	2021	195	205
NMGC - revolving credit facility	2022	162	171
GBPC - revolving credit facility	on demand	17	18
Total		2,463	2,065
Less:
Advances under revolving credit and term facilities		1,525	1,186
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,528	1,189
Available capacity under existing agreements		$935	$876

The weighted average interest rate on outstanding short-term debt at December 31, 2019 was 2.54 per cent (2018 – 3.34 per cent).

Recent Significant Financing Activities by Segment

Florida Electric Utilities

On February 6, 2020, TEC entered into a $300 million USD non-revolving credit agreement with a maturity date of February 4, 2021. The credit agreement contains customary representations and warranties, events of default, financial and other covenants and bears interest at LIBOR, prime rate or the federal funds rate, plus a margin.

On December 19, 2019, TEC increased its $325 million USD revolving credit facility by $75 million USD to $400 million USD. There were no other changes in commercial terms.

Other

On December 16, 2019, Emera entered into a $400 million non-revolving credit agreement with a maturity date of December 15, 2020. The credit agreement contains customary representations and warranties, events of default, financial and other covenants and bears interest at Bankers Acceptance rates or prime rate advances, plus a margin.

On March 7, 2019, TECO Energy/Finance extended the maturity date of its $500 million USD credit facility from March 8, 2019 to March 5, 2020. There were no other significant changes in commercial terms from the prior agreement.